Note 13 - Income Taxes (Details) - Deferred Tax Reclassifications (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Reclassifications [Abstract]
Current deferred tax asset	$ 4,620	$ 306
Current deferred tax liability	(21,452)
Long-term deferred tax asset	2,324
Long-term deferred tax liability	(55,500)	(72,284)
Net deferred tax liability	$ (70,008)	$ (71,978)